UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: February 28, 2026

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Optima Strategic Credit Fund
Founders Class/OPTCX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2026
This semi-annual shareholder report contains important information about the Optima Strategic Credit Fund (“Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://www.optima.com/fund-documents/. You can request additional information about the Fund by contacting us at (877) 341-4585.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optima Strategic Credit Fund (Founders Class/OPTCX)	$95	1.89%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$39,911,312
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	91%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Holdings
JPMorgan U.S. Government Money Market Fund - Class Premier, 3.270%	65.5%
iShares iBoxx USD High Yield Corporate Bond ETF	18.2%
Asset Allocation
Changes in and Disagreements with Accountants
On October 15, 2025, the Audit Committee of the Board of Trustees of Investment Managers Series Trust II appointed Tait, Weller & Baker LLP as the Fund’s independent registered public accounting firm.  Prior to October 15, 2025, Cohen & Company, Ltd. served as the independent registered public accounting firm to the Fund.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.optima.com/fund-documents/.  You can request additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information by contacting us at (877) 341-4585.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 341-4585 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Optima Strategic Credit Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

FEBRUARY 28, 2026

Optima Strategic Credit Fund

A series of Investment Managers Series Trust II

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the Optima Strategic Credit Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

https://www.optima.com

Optima Strategic Credit Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 18.2%
90,000	iShares iBoxx USD High Yield Corporate Bond ETF	$7,264,800
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $7,231,552)	7,264,800
	SHORT-TERM INVESTMENTS — 65.5%
26,155,533	JPMorgan U.S. Government Money Market Fund - Class Premier, 3.27%[1]	26,155,533
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $26,155,533)	26,155,533

	TOTAL INVESTMENTS — 83.7%
	(Cost $33,387,085)	33,420,333
	Other Assets in Excess of Liabilities — 16.3%	6,490,979
	TOTAL NET ASSETS — 100.0%	$39,911,312

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Optima Strategic Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2026 (Unaudited)

SWAP CONTRACTS

CREDIT DEFAULT SWAP CONTRACTS

Counterparty/ Reference Obligation	Rating [1] (Markit)	Pay/Receive Fixed Rate	Financing Rate Received (Paid)	Frequency	Expiration Date	Notional Amount [2]	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
Sell Protection [3]
Wells Fargo
MARKIT CDX North American High Yield (Series #45)	B/BB	Receive	5%	Quarterly	12/20/2030	$38,610,000	$2,780,123	$231,124	$3,011,247

TOTAL CREDIT DEFAULT SWAP CONTRACTS							$2,780,123	$231,124	$3,011,247

[1]	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.
[2]	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
[3]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

See accompanying Notes to Financial Statements.

Optima Strategic Credit Fund

STATEMENT OF ASSETS AND LIABILITIES

As of February 28, 2026 (Unaudited)

Assets:
Investments, at value (cost $33,387,085)	$33,420,333
Cash held by broker for swap contracts	3,379,582
Receivables:
Premiums paid on open swap contracts	2,780,123
Unrealized appreciation on open swap contracts	231,124
Fund shares sold	125,000
Interest	72,008
Prepaid expenses	998
Total Assets	40,009,168

Liabilities:
Payables:
Fund shares redeemed	871
Advisory fees	14,612
Fund administration and accounting fees	9,701
Transfer agent fees and expenses	10,296
Sub-transfer agent fees and expenses	11,395
Custody fees	1,771
Broker fees	19,796
Auditing fees	11,586
Legal fees	7,580
Trustees' fees and expenses	4,836
Shareholder reporting fees	1,593
Registration fees	1,357
Chief Compliance Officer fees	619
Insurance fees	257
Accrued other expenses	1,586
Total Liabilities	97,856
Commitments and contingenices (Note 3)

Net Assets	$39,911,312

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$40,551,428
Total distributable earnings (accumulated deficit)	(640,116)
Net Assets	$39,911,312

Maximum Offering Price per Share:
Founders Class Shares:
Net assets applicable to shares outstanding	$39,911,312
Shares of beneficial interest issued and outstanding	4,020,074
Offering and redemption price per share	$9.93

See accompanying Notes to Financial Statements.

Optima Strategic Credit Fund

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2026 (Unaudited)

Investment Income:
Dividends	$124,255
Interest	557,567
Total investment income	681,822

Expenses:
Advisory fees	94,104
Broker expense	121,296
Registration fees	37,199
Sub-transfer agent fees and expenses	22,003
Transfer agent fees and expenses	12,014
Chief Compliance Officer fees	13,165
Legal fees	12,834
Fund administration and accounting fees	12,562
Auditing fees	11,689
Insurance fees	8,111
Custody fees	2,247
Miscellaneous	1,241
Trustees' fees and expenses	782
Shareholder reporting fees	485
Total expenses	349,732
Advisory fees recovered	6,834
Net expenses	356,566
Net investment income (loss)	325,256

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	185,837
Swap contracts	995,269
Net realized gain (loss)	1,181,106
Net change in unrealized appreciation/depreciation on:
Investments	(178,845)
Swap contracts	(539,352)
Net change in unrealized appreciation/depreciation	(718,197)
Net realized and unrealized gain (loss)	462,909

Net Increase (Decrease) in Net Assets from Operations	$788,165

See accompanying Notes to Financial Statements.

Optima Strategic Credit Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	February 28, 2026	Year Ended
	(Unaudited)	August 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$325,256	$645,394
Net realized gain (loss) on investments, futures contracts and swap contracts	1,181,106	995,298
Net change in unrealized appreciation(depreciation) on investments, and swap contracts	(718,197)	544,051
Net increase (decrease) in net assets from operations	788,165	2,184,743

Distributions to Shareholders:
From distributable earnings	(1,080,410)	(1,458,926)
Total distributions to shareholders	(1,080,410)	(1,458,926)

Capital Transactions:
Net proceeds from shares sold	4,131,625	14,236,306
Reinvestment of distributions	1,080,410	1,458,926
Cost of shares redeemed	(1,163,582)	(1,651,761)
Net increase (decrease) in net assets from capital transactions	4,048,453	14,043,471

Total increase (decrease) in net assets	3,756,208	14,769,288

Net Assets:
Beginning of period	36,155,104	21,385,816
End of period	$39,911,312	$36,155,104

Capital Share Transactions:
Shares sold	412,264	1,456,329
Shares reinvested	108,680	151,331
Shares redeemed	(116,080)	(167,459)
Net increase (decrease) in capital share transactions	404,864	1,440,201

See accompanying Notes to Financial Statements.

Optima Strategic Credit Fund

FINANCIAL HIGHLIGHTS

Founders Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 28, 2026	For the Year Ended August 31,			For the Period Ended December 29, 2021 * through
	(Unaudited)	2025 [1]	2024 [1]	2023 [1]	August 31, 2022 [1]

Net asset value, beginning of period	$10.00	$9.83	$9.78	$9.89	$10.00
Income from Investment Operations:
Net investment income (loss) [2]	0.09	0.22	0.31	0.19	-
Net realized and unrealized gain (loss)	0.13	0.54	0.25	(0.18)	(0.11)
Total from investment operations	0.22	0.76	0.56	0.01	(0.11)

Less Distributions:
From net investment income	(0.29)	(0.59)	(0.51)	(0.12)	-
Total distributions	(0.29)	(0.59)	(0.51)	(0.12)	-

Net asset value, end of period	$9.93	$10.00	$9.83	$9.78	$9.89

Total return [3]	2.24%[4]	8.10%	5.95%	0.12%	(1.10)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,911	$36,155	$21,386	$47,367	$41,102

Ratio of expenses to average net assets (including brokerage and interest expense):
Before fees waived and expenses absorbed/recovered [5]	1.85%[4,6]	1.96%	2.20%	1.61%	1.94%[4,6]
After fees waived and expenses absorbed/recovered [5]	1.89%[4,6]	1.93%	2.06%	1.61%	1.48%[4,6]
Ratio of net investment income (loss) to average net assets (including brokerage and interest expense):
Before fees waived and expenses absorbed/recovered	1.76%[4,6]	2.25%	3.09%	1.94%	(0.16)%[4,6]
After fees waived and expenses absorbed/recovered	1.72%[4,6]	2.28%	3.23%	1.94%	0.03%[4,6]

Portfolio turnover rate	91%[4]	0%	0%	0%	0%[4]

*	Commencement of operations.
[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Cohen & Company, Ltd.
[2]	Calculate based on average shares outstanding during the period.
[3]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Investment Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	If brokerage expense and interest expense had been excluded, the expense ratios would have been lowered by 0.64% for the six months ended February 28, 2026. For the fiscal years ended 2025, 2024 and 2023, the ratios would have been lowered by 0.70%, 0.93% and 0.43%, respectively. For the period ended August 31, 2022 the expense ratios would have been lowered by 0.23%.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS

February 28, 2026 (Unaudited)

Note 1 – Organization

Optima Strategic Credit Fund (the “Fund”) is organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek total return. The Fund is authorized to offer two classes of shares, Founders Class Shares and Investor Class Shares. The Founders Class shares commenced operations on December 29, 2021. The Fund’s Investor Class shares are not currently available for purchase.

The Fund commenced investment operations on February 2, 2026 with Founders Class shares. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Optima Strategic Credit Fund (the “Predecessor Fund”), a series of the RBB Fund, Inc. On January 30, 2026, beneficial owners of the Predecessor Fund approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Fund. The Plan of Reorganization was approved by the Trust’s Board at a meeting on July 15-16, 2025 and by the RBB Fund, Inc. Board on September 10-11, 2025. The tax-free reorganization was accomplished on January 30, 2026. As a result of the reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund received the same aggregate share net asset value in the corresponding classes as noted below:

	Shares Issued	Net Assets
Founders Class	3,959,124	$39,760,635

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Consolidated Statements of Operations and the Consolidated Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to Financial Statements and there are no resources allocated to the Fund based on performance measurements. The management of the Fund’s Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

February 28, 2026 (Unaudited)

(b) Futures Contracts

The Fund may enter into futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bear risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund basis in the contract.

(c) Credit Default Swap Contracts

The Fund may enter into credit default swaps to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

February 28, 2026 (Unaudited)

(d) Counterparty Risks

The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions. Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty. The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(e) Short-Term Investments

The Fund invested a significant amount (65.5% as of February 28, 2026) in JPMorgan U.S. Government Money Market Fund - Class Premier Class (“OGSXX”). OGSXX invests exclusively in high-quality, short-term securities that are issued or guaranteed by the U.S. government or by U.S. government agencies and instrumentalities.

(f) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

February 28, 2026 (Unaudited)

(g) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended August 31, 2023-2025 and as of and during the six months ended February 28, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

February 28, 2026 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Optima Asset Management LLC. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and acquisition or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets. This agreement is in effect until January 30, 2028, and it may be terminated before that date only by the Trust’s Board of Trustees.

Anthony Capital Management, LLC serves as the investment sub-advisor to the Fund. Subject to the supervision of the Board, the Advisor manages the overall investment operations of the Fund, primarily in the form of oversight of the Sub-Advisor pursuant to the terms of the Investment Advisory Agreement between the Advisor and the Company on behalf of the Fund. The Advisor compensates the Sub-Advisor.

For the six months ended February 28, 2026, the Advisor recovered $6,834 of previously waived advisory fees and/or other expenses absorbed. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. At February 28, 2026, the amount of these potentially recoverable expenses was $33,093. The Advisor may recapture all or a portion of this amount no later than August 31, of the years stated below:

2027	$26,318
2028	6,775
Total	$33,093

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agent and custody services for the period from January 31, 2026 through February 28, 2026, were $3,326. The inclusion of such fees are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Prior to the close of business on January 30, 2026, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, served as administrator and transfer agent for the Predecessor Fund. Prior to the close of business on January 30, 2026, U.S Bank, N.A., served as the Predecessor Fund’s custodian. The Predecessor Fund’s allocated fees incurred for fund accounting, fund administration, transfer agent and custody services for the period from September 1, 2025 through January 30, 2026, were $23,497. The inclusion of such fees are reported on the Statement of Operations.

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

February 28, 2026 (Unaudited)

Prior to the close of business on January 30, 2026, Quasar Distributors, LLC served as the Predecessor Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. The Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the period from January 31, 2026 through February 28, 2026, were $5,243. The inclusion of such fees are reported on the Statement of Operations.

Prior to the close of business on January 30, 2026, an employee of Vigilant Compliance, LLC served as CCO of the Predecessor Fund. The Predecessor Fund’s allocated fees incurred for CCO services for the period from September 1, 2025 through January 30, 2026, were $7,922. The inclusion of such fees are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At February 28, 2026, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$33,387,085

Gross unrealized appreciation	$33,248
Gross unrealized depreciation	-
Net unrealized appreciation	$33,248

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of August 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$725,872
Undistributed long-term capital gains	-
Accumulated earnings	725,872

Accumulated capital and other losses	(1,285,837)
Unrealized appreciation on investments	212,094
Unrealized deferred compensation	-
Total accumulated earnings (deficit)	$(347,871)

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

February 28, 2026 (Unaudited)

The tax character of distributions paid during the fiscal years ended August 31, 2025 and August 31, 2024 were as follows:

Distribution paid from:	2025	2024
Ordinary income	$1,458,926	$1,717,031
Net long-term capital gains	-	-
Total taxable distributions	$1,458,926	$1,717,031

Note 5 – Investment Transactions

For the six months ended February 28, 2026 purchases and sales of investments, excluding short-term investments, U.S. Government securities and derivative transactions, were $5,642,906 and $18,975,145, respectively.

Note 6 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

● Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

● Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

February 28, 2026 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3**	Total
Assets
Investments
Exchange Traded Funds	$7,264,800	$-	$-	$7,264,800
Short-Term Investments	26,155,533	-	-	26,155,533
Total Investments	$33,420,333	$-	$-	$33,420,333
Other Financial Instruments
Credit Default Swaps	$-	$231,124	$-	$231,124
Total Other Financial Instruments	$-	$231,124	$-	$231,124

*	Exchanged traded funds held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Note 8 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of February 28, 2026, by risk category are as follows:

Derivatives not designated as hedging instruments

	Assets
	Credit Contracts	Total
Unrealized appreciation on open swap contracts	$231,124	$231,124
	$231,124	$231,124

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

February 28, 2026 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2026 are as follows:

Derivatives not designated as hedging instruments

	Credit Contracts	Total
Realized Gain (Loss) on Derivatives
Swap Contracts	$995,269	$995,269
	$995,269	$995,269

Derivatives not designated as hedging instruments

	Credit Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Swap Contracts	$(539,352)	$(539,352)
	$(539,352)	$(539,352)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of February 28, 2026 are as follows:

Derivatives not designated as hedging instruments

Swap Contracts	Credit Contracts	Notional Value	$35,870,000

Note 9 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

February 28, 2026 (Unaudited)

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

Description/Financial Instrument/Statement		Gross Amounts Recognized in Statement of	Amounts Not Offset in Statement of Assets and Liabilities
of Assets and Liabilities Location	Counterparty	Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contacts – asset receivable	Wells Fargo	$231,124	$-	$-	$231,124

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 - New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund's financial statements.

Optima Strategic Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

February 28, 2026 (Unaudited)

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on March 30, 2026, to shareholders of record on March 27, 2026, as follows:

	Long Term Capital Gain	Short Term Capital Gain	Income
Founders Class	None	None	$0.02174

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Optima Strategic Credit Fund

Form N-CSR Items 8 - 11 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

As a result of the reorganization of the Predecessor Fund into the Investment Managers Series Trust II (the “Trust”) on January 31, 2026, Cohen & Company, Ltd (“Cohen”) was dismissed as the independent registered public accounting firm for the Predecessor Fund, a series of The RBB Fund, Inc. The Board, upon the recommendation of the Trust’s audit committee, selected Tait, Weller & Baker LLP (“Tait”) as the independent registered public accounting firm for the Optima Strategic Credit Fund (the “Fund”) effective January 31, 2026. The audited reports by Cohen on the financial statements of the Predecessor Fund as of and for the fiscal years ended August 31, 2025 and August 31, 2024, did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

During the last two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 30, 2026, there were no (1) disagreements with Cohen on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events (as defined in Regulation S-K 304(a)(1)(v)).

During the last two fiscal years ended August 31, 2025 and August 31, 2024, and the subsequent interim period through January 30, 2026, neither the Fund, nor anyone on its behalf consulted with Tait on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited)

At an in-person meeting held on October 15, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and Optima Asset Management LLC (the “Advisor”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Advisor and Anthony Capital Management, LLC (the “Sub-Advisor”) with respect to the Optima Strategic Credit Fund series of the Trust (the “Fund”), each for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Optima Strategic Credit Fund

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited) – Continued

Background

In advance of the meeting, the Board received information about the Fund and the Fund Advisory Agreements from the Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Fund; information regarding the performance of the Optima Strategic Credit Fund (the “Predecessor Fund”), which would be reorganizing into the Fund, for the one- and three-year periods ended July 31, 2025; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Intermediate Core-Plus Bond retail category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. No representatives of the Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Optima Asset Management LLC

Nature, Extent, and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the Predecessor Fund’s total return for the one-year period was higher than the Peer Group and the Fund Universe median returns and the return of the Bloomberg U.S. Universal Total Return Index, but below the return of the Markit CDX.NA HY 5 Year Long Total Return Index by 2.66%. For the three-year period, the Predecessor Fund’s annualized total return was above the Fund Universe median return and the Bloomberg U.S. Universal Total Return Index return, but below the Peer Group median return and the Markit CDX.NA HY 5 Year Long Total Return Index return by 0.27% and 7.72%, respectively. The Trustees observed that the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and the Fund Universe for the one- and three-year periods.

The Board also considered the services to be provided by the Advisor and the Sub-Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. In addition, the Board considered the respective roles of the Advisor and the Sub-Advisor, noting that the Advisor would provide overall supervision of the general investment management and investment operations of the Fund, and oversee the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities would include day-to-day portfolio management for the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

Optima Strategic Credit Fund

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited) – Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the annual investment advisory fee proposed to be paid by the Fund (gross of fee waivers) was below the Peer Group median, but above the Fund Universe median by 0.10%. The Trustees observed that the proposed advisory fee was not in the highest quartile of the funds in the Peer Group or the Fund Universe. The Trustees also considered that the Advisor does not manage any other accounts with similar objectives, policies, and strategies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed advisory fee with those of other similar client accounts of the Advisor.

The meeting materials indicated that the estimated annual total expenses (net of fee waivers) of the Fund were higher than the Peer Group and Fund Universe medians by 0.22% and 0.48%, respectively. The Board noted, however, that the estimated average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Board observed that some of the funds in the Peer Group are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Board also noted that the larger fund complexes allow those funds in the Peer Group to pass along economies of scale that the Advisor is currently unable to match. The Board also considered that the Advisor had contractually agreed to limit the annual total expenses for the Fund, and had set the net expenses for the Fund at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Advisor to the Fund.

Optima Strategic Credit Fund

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited) – Continued

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with the Fund during the Fund’s first year of operations, taking into account the current net assets of the Predecessor Fund. The Board determined that the anticipated profit level with respect to the Fund was reasonable.

The Board noted that the potential benefits to be received by the Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the asset level of the Fund following the reorganization and during the Fund’s initial startup period would likely be too low to achieve significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Anthony Capital Management, LLC

Nature, Extent, and Quality of Services

The Board considered the overall quality of services to be provided by the Sub-Advisor to the Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in the day-to-day portfolio management of the Fund and its investment results, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Sub-Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Sub-Advisor would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the annual sub-advisory fee proposed to be charged by the Sub-Advisor with respect to the Fund. The Board observed that the proposed sub-advisory fee to be paid to the Sub-Advisor with respect to the Fund was the same as the fee charged to the Predecessor Fund. The Board noted that the Sub-Advisor does not manage any other accounts with similar objectives, policies, and strategies as the Fund, and therefore they did not have a good basis for comparing the Fund’s proposed sub-advisory fee with those of other similar client accounts of the Sub-Advisor. The Board noted that the Advisor would pay the Sub-Advisor’s sub-advisory fee from the Advisor’s advisory fee.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Sub-Advisor under the Sub-Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Sub-Advisor to the Fund.

Optima Strategic Credit Fund

Board Consideration of Investment Advisory and Sub-Advisory Agreements (Unaudited) – Continued

Benefits to the Sub-Advisor

The Board also considered that the potential benefits to be received by the Sub-Advisor as a result of its relationship with the Fund, other than the receipt of its sub-advisory fee, would include the usual types of “fall out” benefits received by sub-advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	5/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	5/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	5/8/2026